Stockholders' Equity - Reserved Shares (Details) - shares	Jun. 16, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved		53,811
Shares available for grant under the ATI 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved		18,996
Earnout Shares reserved
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved		15,000
Class A common stock Warrants outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved		9,867
Vesting Shares reserved
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved		8,625
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved		1,323
2016 Plan | Class A common stock, $0.0001 par value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares (in shares)	2,000,000.0